DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

9.    DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, Grupo Supervielle enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

●	Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

Forwards contracts are OTC agreements and are principally dealt in by Grupo Supervielle in foreign exchange as forward agreements.

●	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.
●	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2025 and 2024, the following amounts were recorded for operations related to derivatives:

	12/31/2025	12/31/2024
Amounts receivable for spot and forward transactions pending settlement on pesos	9,910,637	5,914,665
Amounts receivable for spot and forward transactions pending settlement	—	173,162
	9,910,637	6,087,827

Credit balances related to forward operations in foreign currency to be settled in pesos	—	2,281,117
	—	2,281,117

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2025 and 2024:

	12/31/2025	12/31/2024
Forward sales of foreign exchange without delivery of underlying assets	92,563,698	45,731,182
Forward purchases of foreign exchange without delivery of underlying assets	296,274,935	62,473,348

The incomes/(expenses) generated by derivative financial instruments during the years ended December 31, 2025, 2024 and 2023 amounted to ($5,913,490), $9,661,716 and $29,455,313 respectively.